Redeemable Non‑controlling Interests (Details)				1 Months Ended	2 Months Ended		12 Months Ended
	Apr. 13, 2016 shares	Mar. 17, 2016 shares	Jul. 23, 2015 USD ($) shares	Oct. 31, 2012 USD ($) shares	Jun. 30, 2014 USD ($) agreement shares	Dec. 31, 2010 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non‑controlling interests outstanding							$ 0	$ 0
Number of subscription agreements entered | agreement					2
New ordinary shares issued (in shares) (note 21) | shares							4,080,000	3,214,000
New ordinary shares issued (note 21)							$ 110,160,000
Redeemable convertible preferred shares
Redeemable Noncontrolling Interest [Line Items]
Preferred shares repurchased (in shares) | shares				2,815,249
Preferred shares outstanding			$ 84,000,000
Ordinary Shares
Redeemable Noncontrolling Interest [Line Items]
New ordinary shares issued (in shares) (note 21) | shares	330,000	3,750,000	3,214,404
New ordinary shares issued (note 21)			$ 84,000,000
HMHL
Redeemable Noncontrolling Interest [Line Items]
Aggregate consideration					$ 25,000,000
Preferred shares as a percentage of the aggregate issued and outstanding share capital					12.24%
Accretion of preferred shares								$ 43,001,000	$ 25,510,000
HMHL | Redeemable convertible preferred shares
Redeemable Noncontrolling Interest [Line Items]
Number of shares issued (in shares) | shares					672,713	7,390,029
Aggregate consideration						$ 20,100,000
Preferred shares as a percentage of the aggregate issued and outstanding share capital				12.24%		19.76%
Preferred shares outstanding (in shares) | shares				4,574,780
Preferred shares outstanding				$ 12,500,000
HMHL | Ordinary Shares
Redeemable Noncontrolling Interest [Line Items]
Number of shares issued (in shares) | shares					4,825,418
Mitsui
Redeemable Noncontrolling Interest [Line Items]
Preferred shares as a percentage of the aggregate issued and outstanding share capital			5.69%